ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 253,495,601	$ 139,914,470
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	165,650,421	121,086,499
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 87,845,180	$ 18,827,971